UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-090607


                              FAIRHOLME FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                 51 JFK Parkway
                                 Short Hills, NJ                       07078
--------------------------------------------------------------------------------
                  (Address of principal executive offices)           (Zip code)


                        CITCO MUTUAL FUND SERVICES, INC.
                     83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-866-202-2263


Date of fiscal year end:     11/30/2004

Date of reporting period:   5/31/2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.


BOARD OF DIRECTORS
     Bruce R. Berkowitz
     Avivith Oppenheim, Esq.
     Keith D. Trauner
     Joel L. Uchenick
     Leigh Walters, Esq.

OFFICERS                                              ==========================
     Bruce R. Berkowitz, President
     Keith D. Trauner, Secretary & Treasurer                 FAIRHOLME

INVESTMENT ADVISER                                    ==========================
     Fairholme Capital Management, L.L.C.
     51 JFK Parkway
     Short Hills, NJ 07078                                SEMI-ANNUAL REPORT
     Telephone: 973-379-6557

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,                        ==========================
TRANSFER AGENT
     Citco Mutual Fund Services, Inc.                     THE FAIRHOLME FUND
     83 General Warren Boulevard, Suite 200
     Malvern, PA 19355                                ==========================
     Telephone: 866-202-2263
                                                           A NO-LOAD CAPITAL
                                                           APPRECIATION FUND
CUSTODIAN
     UMB Bank N.A.
     1010 Grand Boulevard                             For the Six Months Ended:
     Kansas City, MO 64106                                   MAY 31, 2004

INDEPENDENT AUDITORS
     Cohen McCurdy, Ltd.
     27955 Clemens Road
     Westlake, OH 44145

FUND COUNSEL
     Seward & Kissel LLP
     1200 G Street, N.W.                                WWW.FAIRHOLMEFUNDS.COM
     Washington, D.C. 20005                                (866) 202-2263

This report is provided  for the general
information of the  shareholders  of The
Fairholme   Fund.  This  report  is  not
intended for distribution to prospective
investors in the funds,  unless preceded
or    accompanied    by   an   effective
prospectus.

THE FAIRHOLME FUND
================================================================================
                                             MANAGEMENT  DISCUSSION AND ANALYSIS
                                           For the Six Months Ended May 31, 2004
--------------------------------------------------------------------------------

To The Shareholders of The Fund:

At May 31, 2004, the end of the second fiscal quarter of 2004, the unaudited net asset value (NAV) attributable to the 6,945,044 shares outstanding of the The Fairholme Fund (the "Fund") was $19.73 per share. This compares with an audited net asset value of $18.08 per share at November 30, 2003, and an unaudited net asset value of $15.90 per share at May 31, 2003 (stated NAVs reflect any distributions to shareholders). At July 1, 2004, the unaudited net asset value was $19.86 per share.

The Fund outperformed the Standard and Poor's 500 Index from inception (December 29, 1999) through May 31, 2004 with the Fund returning a positive 104.5% compared to a decline of 18.2% for the S&P 500 Index for the same period.

For the six months ended May 31, 2004, the Fund returned 9.2% while the S&P 500 increased by 6.8%. In the opinion of the Fund's advisor, performance over short intervals is likely to be less meaningful that a comparison of longer periods.

Portfolio holdings are subject to change without notice. At May 31, 2004, the following securities were among The Fairholme Fund's 10 largest holdings, including the percentage of portfolio assets each security represented: Leucadia National Corp., 17.7%; Berkshire Hathaway Inc., 17.5%; Alleghany Corp., 5.4%; MCI Inc., 5.2%; Penn West Petroleum Ltd., 4.2%; Mercury General Corp., 3.8%; White Mountains Insurance Group, Ltd., 2.6%; Echostar Communications Corp., 2.6%; HomeFed Corp., 2.5%; and Gladstone Commercial Corp., 2.4%.

During the six months beginning December 1 st and ending May 31 st , the Fund purchased the following securities that were not owned at December 1, 2003 and which are listed as portfolio investments at May 31, 2004:

        o Arch Wireless Inc.
        o MCI Inc.
        o Rinker Group Ltd.

Also, during the six months ended May 31, 2004, the Fund disposed of positions listed at November 30, 2003 and for which no shares were held on May 31, 2004 as follows:

        o Altria Group Inc.
        o Oxford Health Plans Inc.

Furthermore, the bonds of Worldcom, Inc. were converted during the period into shares of MCI upon that company's emergence from Chapter 11 bankruptcy reorganization.

It is the policy of the Fund's advisor not to buy or sell based on short-term price movements, but based on the advisor's determination of intrinsic values and the long-term fundamental dynamics of a particular company and its industry. Investors are cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Fund, as well as with respect to Fund shares themselves.

THE FAIRHOLME FUND
================================================================================
                                 MANAGEMENT  DISCUSSION AND ANALYSIS (Continued)
                                           For the Six Months Ended May 31, 2004
--------------------------------------------------------------------------------

Securities whose gains most affected the Fund's portfolio (including realized and unrealized gains) for the period included the following: o Leucadia National Corp.

        o Alleghany Corp.
        o Berkshire Hathaway Inc.
        o Penn West Petroleum Ltd.
        o Oxford Health Plans Inc.

In the opinion of the Fund's investment advisor, the following factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): Leucadia benefited from further market recognition of the progress being made in that company's acquisition of WilTel communications, as well as positive developments in some of its other businesses; the marketplace recognized the potential benefits of Alleghany's acquisition of the Resurgens Specialty insurance underwriting agency from Royal and SunAlliance; Berkshire continued to gain recognition from strong insurance company results as well as the company's very strong balance sheet; Penn West Petroleum gained as the company experienced higher prices for its oil and gas production and while the company was considering certain strategic alternatives; and Oxford Health gained as the company announced it intended to be acquired by UnitedHealth Group at a significant premium to its price at the beginning of the period.

Securities whose declines most affected the Fund's portfolio (including realized and unrealized losses) for the period included the following:

        o MCI Inc. common shares and predecessor securities acquired during Chapter 11
        o Gladstone Capital Corp.
        o Ethan Allen Interiors Inc.
        o Echostar Communications Corp.

In the opinion of the Fund's  investment  advisor,  the following  factors had a bearing on the change in value of the above securities (although other unmentioned factors may have also contributed to price changes): MCI declined as the company lowered earnings forecasts and higher than forecast competition resulted in price discounting in certain telecommunications markets; Gladstone Capital declined as higher interest rates and slower than expected deployment of capital disappointed some investors; Ethan Allen declined as perception increased that furniture manufacturers are facing increased competition, particularly from Chinese exports; and Echostar Communication declined slightly due to somewhat higher than expected subscriber costs. The fact that certain securities declined in value does not indicate that the Fund's investment advisor believes these securities to be less attractive - in fact, the investment advisor believes that some price declines may present significant buying opportunities.

The Fund continues to be advised by Fairholme Capital Management, L.L.C. and certain officers and directors of Fairholme are officers and directors of the Fund and/or its parent company, Fairholme Funds, Inc. For more complete information about the Fund and its advisor, or to obtain a current prospectus, please visit www.fairholmefunds.com.

THE  FAIRHOLME  FUND
================================================================================
                                                        SCHEDULE OF  INVESTMENTS
                                                       May 31, 2004  (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                            MARKET VALUE
---------                                                         ------------
             COMMON STOCKS - 68.20%

             DIVERSIFIED HOLDING COMPANY - 40.32%
   27,452    Alleghany Corp.*                                     $  7,315,958
      116    Berkshire Hathaway, Inc.* Class A                      10,324,000
    4,540    Berkshire Hathaway, Inc.* Class B                      13,492,880
  485,225    Leucadia National Corp.                                24,115,683
                                                                  ------------
                                                                    55,248,521
                                                                  ------------
             ENERGY SERVICES - 2.04%
  140,000    Duke Energy Corp.                                       2,791,600
                                                                  ------------
             HOME FURNISHINGS - 1.85%
   65,000    Ethan Allen Interiors, Inc.                             2,533,050
                                                                  ------------
             HOSPITAL AND MEDICAL SERVICES - 1.99%
  124,000    Health Management Associates, Inc.                      2,726,760
                                                                  ------------
             NEWSPAPERS: PUBLISHING AND PRINTING - 0.54%
   22,224    Daily Journal Corp.*                                      733,392
                                                                  ------------
             PROPERTY AND CASUALTY INSURANCE - 8.79%
   11,221    Markel Corp.*                                           3,226,038
  104,000    Mercury General Corp.                                   5,224,960
    7,000    White Mountains Insurance Group Ltd.                    3,587,500
                                                                  ------------
                                                                    12,038,498
                                                                  ------------
             REAL ESTATE INVESTMENT TRUST - 2.36%
  200,000    Gladstone Commercial Corp.                              3,238,000
                                                                  ------------
             REAL ESTATE OPERATIONS - 2.56%
  103,768    Homefed Corp.*                                          3,507,358
                                                                  ------------
             SATELLITE - 2.58%
  110,000    EchoStar Communications Corp.*                          3,537,600
                                                                  ------------
             TELEPHONE - 5.17%
  477,416    MCI Inc.*                                               7,089,628
                                                                  ------------
TOTAL COMMON STOCKS (COST $71,518,548). . . . . . . . . . . . . .   93,444,407
                                                                  ============
             CLOSED-END MUTUAL FUNDS - 3.15%
   16,376    Capital Southwest Corp.                                 1,252,273
  152,575    Gladstone Capital Corp.                                 3,066,757
                                                                  ------------
TOTAL CLOSED-END MUTUAL FUNDS (COST $3,580,464)  . . . . . . . . . $ 4,319,030
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

THE  FAIRHOLME  FUND
================================================================================
                                            SCHEDULE OF  INVESTMENTS (Continued)
                                                       May 31, 2004  (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                            MARKET VALUE
---------                                                         ------------

             FOREIGN INVESTMENTS - 7.23%
  900,000    JZ Equity Partners PLC**                             $  2,082,746
  128,300    Penn West Petroleum Ltd.***                             5,739,290
  387,729    Rinker Group Ltd.****                                   2,079,057
                                                                  ------------
TOTAL FOREIGN INVESTMENTS (COST $8,889,602). . . . . . . . . . . .   9,901,093
                                                                  ------------
             MISCELLANEOUS INVESTMENTS - 4.44%                       6,089,493
                                                                  ------------
TOTAL MISCELLANEOUS INVESTMENTS (COST $6,175,415) .  . . . . . . .   6,089,493
                                                                  ------------
             WARRANTS - 0.23%
  325,000    Citigroup, Inc. Litigation Warrants                       315,250
                                                                  ------------
TOTAL WARRANTS (COST $389,980) . . . . . . . . . . . . . . . . . .     315,250
                                                                  ------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.65%
1,000,000    T-Bill 0.00%, 06/10/2004                                  999,768
2,000,000    T-Bill 0.00%, 06/17/2004                                1,999,176
1,000,000    T-Bill 0.00%, 07/01/2004                                  999,239
1,000,000    T-Bill 0.00%, 07/15/2004                                  998,877
4,000,000    T-Bill 0.00%, 07/22/2004                                3,994,645
3,000,000    T-Bill 0.00%, 08/19/2004                                2,993,417
1,000,000    T-Bill 0.00%, 09/16/2004                                  996,621
3,000,000    T-Bill 0.00%, 10/14/2004                                2,986,140
                                                                  ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $15,970,618)     15,967,883
                                                                  ------------
             MONEY MARKET FUNDS - 3.06%
4,198,541    UMB Money Market, 0.26% (a)                             4,198,541
                                                                  ------------
TOTAL MONEY MARKET FUNDS (COST $4,198,541) . . . . . . . . . . . .   4,198,541
                                                                  ------------
TOTAL INVESTMENTS (COST $110,723,168) - 97.96%                     134,235,697
                                                                  ------------
OTHER ASSETS LESS LIABILITIES, NET - 2.04%                           2,792,844
                                                                  ------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . . .$137,028,541
                                                                  ============

* Non-Income Producing Securities
** United Kingdom Security Denominated in U.S. Dollars
*** Canadian Security Denominated in U.S. Dollars
**** Australian Security Denominated in U.S. Dollars
(a) Variable rate security, the coupon rate shown represents the rate at May 31, 2004

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                               STATEMENT OF ASSETS & LIABILITIES
                                                        May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Market Value (Cost - $110,723,168)              $134,235,697
  Cash                                                               2,201,666
  Dividends and Interest Receivable                                     58,016
  Receivable for Capital Shares Purchased                              647,424
                                                                  ------------
     Total Assets                                                  137,142,803
                                                                  ------------
LIABILITIES
  Payable for Capital Shares Redeemed                                    2,647
  Accrued Management Fees                                              111,615
                                                                  ------------
     Total Liabilities                                                 114,262
                                                                  ------------

NET ASSETS
  Paid-In Capital                                                  111,222,598
  Accumulated Undistributed Net Investment Income                      213,105
  Net Accumulated Realized Gain on Investments                       2,080,309
  Net Unrealized Appreciation on Investments                        23,512,529
                                                                  ------------
NET ASSETS                                                        $137,028,541
                                                                  ============


Shares of Beneficial Interest Outstanding                            6,945,044
                                                                  ------------
Net Asset Value Per Share                                         $      19.73
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                             STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                  For the Six
                                                                  Months Ended
                                                                  May 31, 2004
                                                                  ------------
INVESTMENT INCOME
  Interest                                                        $     54,599
  Dividends                                                            736,185
                                                                  ------------
     Total Investment Income                                           790,784
                                                                  ------------

EXPENSES
  Management Fees (Note 3)                                             577,679
                                                                  ------------
  Total Expenses                                                       577,679
                                                                  ------------
     Net Investment Income                                             213,105
                                                                  ------------

REALIZED AND  UNREALIZED  GAIN/(LOSS)  ON  INVESTMENTS
     Realized  Gain/(Loss) on Investments                            2,080,309
     Unrealized  Appreciation/(Depreciation)  on  Investments        5,535,805
                                                                  ------------
  Net Realized and Unrealized  Gain/(Loss) on Investments            7,616,114
                                                                  ------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS             $  7,829,219
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

THE  FAIRHOLME  FUND
================================================================================
                                          STATEMENTS  OF  CHANGES  IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE
                                                    FOR THE        FISCAL YEAR
                                               SIX MONTHS ENDED      ENDED
                                                 MAY 31, 2004     NOVEMBER 30,
                                                  (UNAUDITED)          2003
                                               ----------------   ------------

CHANGE IN NET ASSETS
From Operations
  Net Investment  Income/(Loss)                $        213,105   $    (82,273)
  Net Realized  Gain/(Loss) on Investments            2,080,309         30,629
  Net Change Unrealized Appreciation/
    (Depreciation)                                    5,535,805     14,048,763
                                               ----------------   ------------
  Increase  in Net Assets from Operations             7,829,219     13,997,119
                                               ----------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment  Income                                     --        (98,514)
  Net Realized Gains from Security
    Transactions                                        (29,409)      (323,866)
                                               ----------------   ------------
  Net Decrease in Net Assets from
    Distributions                                       (29,409)      (422,380)
                                               ----------------   ------------

FROM  CAPITAL  SHARE  TRANSACTIONS
  Proceeds  From  Sale  of  Shares                   49,877,043     32,996,049
  Shares Issued in Reinvestment of Dividends             29,185        419,983
  Cost of Shares Redeemed                            (9,645,861)    (5,831,189)
                                               ----------------   ------------
  Net Increase in Net Assets from
    Shareholder Activity                             40,260,367     27,584,843
                                               ----------------   ------------
NET ASSETS
  Net Increase in Net Assets                         48,060,177     41,159,582
  Net Assets at Beginning of Period                  88,968,364     47,808,782
                                               ----------------   ------------
  Net Assets at End of Period (including
    accumulated  undistributed net
     investment income  of  $213,105
       and $0 respectively)                    $    137,028,541   $ 88,968,364
                                               ================   ============
SHARES TRANSACTIONS
  Issued                                              2,514,035      2,102,405
  Reinvested                                              1,600         28,416
  Redeemed                                             (491,552)      (367,156)
                                               ----------------   ------------
Net  Increase  in  Shares                             2,024,083      1,763,665
Shares Outstanding at Beginning of Period             4,920,961      3,157,296
                                               ----------------   ------------
Shares Outstanding at End of Period                   6,945,044      4,920,961
                                               ================   ============


    The accompanying notes are an integral part of the financial statements.


THE FAIRHOLME FUND
===========================================================================================================
                                                                                       FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------

                                   For the          For the        For the        For the      December 29,
                                  Six Months         Fiscal         Fiscal         Fiscal        1999* to
                                   Ended           Year Ended     Year Ended     Year Ended    November 30,
                                May 31, 2004      November 30,   November 30,   November 30,   November 30,
                                 (Unaudited)          2003           2002           2001            2000
                                -------------     ------------   ------------   ------------   ------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $       18.08     $      15.14   $      14.99   $      13.55   $      10.00
                                -------------     ------------   ------------   ------------   ------------
INVESTMENT OPERATIONS
  Net Investment Income/(Loss)           0.04            (0.02)          0.01           0.05           0.05

  Net Realized and Unrealized
   Gain/(Loss) on Investments            1.62             3.09           0.26           1.67           3.50
                                -------------     ------------   ------------   ------------   ------------
     Total from Investment
      Operations                         1.66             3.07           0.27           1.72           3.55
                                -------------     ------------   ------------   ------------   ------------
DISTRIBUTIONS
  From Net Investment Income             0.00            (0.03)         (0.03)         (0.04)          0.00
  From Realized Capital Gains           (0.01)           (0.10)         (0.09)         (0.24)          0.00
                                -------------     ------------   ------------   ------------   ------------
   Total Distributions                  (0.01)           (0.13)         (0.12)         (0.28)          0.00
                                -------------     ------------   ------------   ------------   ------------
NET ASSET VALUE,
END OF PERIOD                   $       19.73     $      18.08   $      15.14   $      14.99   $      13.55
                                =============     ============   ============   ============   ============
TOTAL RETURN                             9.16%           20.50%          1.77%         12.75%         35.50%

Ratios/Supplemental Data
  Net Assets, End of Period
   (in 000's)                   $     137,029     $     88,968   $     47,809   $     28,753   $     13,910

  Ratio of Expenses to Average

   Net Assets                            1.00%**          1.00%          1.00%          1.00%          1.00%**

  Ratio of Net Investment
   Income/(Loss) to
     Average Net Assets                  0.37%**         (0.13)%         0.05%          0.24%          0.46%**

  Portfolio Turnover Rate                8.45%           12.66%         47.68%         29.40%         45.88%**

*  Commencement of Operations
** Annualized


                  The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                        May 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Fairholme Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management Investment Company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 100,000,000 shares of common stock at .0001 par value. The Board has the power to designate one or more separate and distinct series and/ or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. Shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks under normal circumstances.
Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser and the Board have determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The
Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Reclassification: In accordance with accounting pronouncements, the Fund recorded a reclassification in the capital account for the fiscal year ended November 30, 2003. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis, which is considered to be more informative to the shareholder.

NOTE 3.  RELATED PARTY TRANSACTIONS

Fairholme Capital Management, L.L.C (the "Adviser"), serves as investment adviser to the Fund. The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. Pursuant to an Operating Services agreement, the Fund's Adviser is responsible for paying all the Fund's expenses except commissions and other brokerage fees, taxes, interest, litigation expenses and other extraordinary expenses. The Fund paid commissions and other brokerage fees, but did not incur any extraordinary Other Expenses during the fiscal period. The Adviser received $577,679 for their services during the six-month period ended May 31, 2004. Certain directors and officers of Fairholme Funds, Inc. are also directors and officers of Fairholme Capital Management, L.L.C.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of May 31, 2004, National Financial Services Corp., for the benefit of its customers, owned over 58% of the Fund.

NOTE 4.  INVESTMENTS

For the six-months ended May 31, 2004 purchases and sales of investment securities, other than short-term investments, aggregated $32,970,609, and $8,519,441, respectively. The gross unrealized appreciation for all securities totaled $25,960,399 and the gross unrealized depreciation for all securities totaled ($2,447,870) for a net unrealized appreciation of $23,512,529. The aggregate cost of securities for federal income tax purposes at May 31, 2004 was $110,723,168.

NOTE 5.  DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the fiscal years 2004 and 2003 was as follows:

                                               Six-Months Ended
Distributions  paid  from:                       May 31, 2004         2003
                                               ----------------   ------------
  Ordinary  Income                             $             --   $     98,514
  Long-Term  Capital Gain                                29,409        323,866
                                               ----------------   ------------
                                               $         29,409   $    422,380
                                               ================   ============

As of May 31, 2004, the
components  of  distributable  earnings  on a tax basis were as  follows:

                                                     Value
                                               ----------------

Undistributed  Ordinary Income                 $        213,105
Undistributed  Long-Term  Capital Gain                2,080,309
Unrealized  Appreciation                             23,512,529
                                               ----------------
                                               $     25,805,943
                                               ================

THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------



NOTE 6.  BOARD OF DIRECTORS

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.


                     POSITIONS(s)
                        HELD                                                                      OVERSEEN           OTHER
NAME, AGE              WITH THE      TERM OF OFFICE                      PRINCIPAL                   BY          DIRECTORSHIPS
& ADDRESS             COMPANY     LENGTH OF TIME SERVED     OCCUPATION(s) DURING PAST 5 YEARS     DIRECTOR      HELD BY DIRECTOR
-------------------  -----------  ----------------------   -------------------------------------- --------- ------------------------
Bruce R. Berkowitz*  Director,    Each Director serves     Managing Member, Fairholme Capital          1    Deputy Chairman and
Age 45               President    for an indefinite term.  Management, L.L.C., a registered                 a Director of Olympus
51 JFK Parkway                    Mr. Berkowitz has        investment adviser, since October 1997.          Re Holdings, Ltd., a
Short Hills, NJ                   served as a director                                                      Director of Safety
07078                             of the Fund since the                                                     Insurance Group, Inc.,
                                  Fund's inception on                                                       a Trustee of First Union
                                  December 29, 1999                                                         Real Estate,  and
                                                                                                            a Director of White
                                                                                                            Mountains Insurance
                                                                                                            Group, Ltd.
-------------------  -----------  ----------------------   -------------------------------------- --------- ------------------------
Keith D.  Trauner*   Director,    Each  Director  serves   Chief  Financial  Officer, Fairholme        1    None
Age 46               Treasurer/   for an indefinite  term. Capital  Management L.L.C.,  a
51 JFK  Parkway      Secretary    Mr.  Trauner  was        registered investment adviser, employed
Short Hills, NJ                   appointed by the         since Feb. 1999,  President, Circle Asset
07078                             Board to replace an      Management,  Inc., a registered
                                  outgoing director in     investment advisory subsidiary of
                                  January 2002             Emigrant Bancorp.
-------------------  -----------  ----------------------   -------------------------------------- --------- ------------------------
Joel L. Uchenick     Independent  Each Director serves     General  Partner,  Sherbrooke Capital,     1     Director  and Chairman
Age 55               Director     for an indefinite term.  a private equity firm,  since November           of the Board,  Oregon
52 Waltham Street                 Mr. Uchenick has         1998.  Previously,  Senior Partner,              Chai Inc.; Board
Topsfield,  MA                    served as a director     Sherbrooke  Associates  Inc.                     Member and Chief
01983                             of the Fund since the                                                     Financial Officer of
                                  Fund's inception on                                                       Cooke PH, Inc.
                                  December 29, 1999
-------------------  -----------  ----------------------   -------------------------------------- --------- ------------------------
Avivith  Oppenheim,  Independent  Each Director serves     Attorney-at-Law  (private practice).       1     None
Esq.                 Director     for an indefinite term.
Age 53                            Ms. Oppenheim has
211 Mountain                      served as a director
Avenue                            of the Fund since the
Springfield,  NJ                  Fund's inception on
07081                             December 29, 1999
-------------------  -----------  ----------------------   -------------------------------------- --------- ------------------------
Leigh Walters, Esq.  Independent  Each Director serves     Vice-President and Director, Valcor        1     Director,  Valcor
Age 58               Director     for an indefinite  term. Engineering  Corporation.  Sole                  Engineering
1 Cleveland  Place                Mr. Walters  has         Practitioner  Attorney-at-Law.                   Corporation
Springfield,  NJ                  served  as a  director
07081                             of the  Fund  since  the
                                  Fund's inception on
                                  December 29, 1999
-------------------  -----------  ----------------------   -------------------------------------- --------- ------------------------


*Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND
================================================================================
                                     NOTES TO FINANCIAL  STATEMENTS  (Continued)
                                                                    May 31, 2004
--------------------------------------------------------------------------------

NOTE 7.  OTHER INFORMATION

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies and procedures are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefunds.com. The Company's proxy voting policies and procedures may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

NOTE 8.  CHANGE OF INDEPENDENT AUDITOR

On January 20, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Funds of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On March 25, 2004, the Funds' Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Funds' auditors for the fiscal year ending November 30, 2004, to be effective upon the resignation of McCurdy.

On March 24, 2004, upon receipt of notice that Cohen was selected as the Funds' auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fairholme Fund's financial statements for the fiscal year ended November 30, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such periods.

Neither the Funds nor anyone on its behalf  consulted  with Cohen on items which
(i)  concerned  the   application  of  accounting   principles  to  a  specified
transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE FAIRHOLME FUND IS OFFERED BY PROSPECTUS ONLY. PROSPECTUSES CONTAIN MORE COMPLETE INFORMATION ON ADVISORY FEES, DISTRIBUTION CHARGES, AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

SHOULD YOU HAVE ANY QUESTIONS, PLEASE CALL 1-866-202-2263, OR VISIT OUR WEB SITE
AT: http://www.fairholmefunds.com FOR UPDATED INFORMATION OR A COPY OF OUR PROSPECTUS. CURRENT PERFORMANCE RESULTS MAY BE LOWER OR HIGHER THAN PERFORMANCE NUMBERS QUOTED IN CERTAIN LETTERS TO SHAREHOLDERS OR PUBLISHED ON OUR WEBSITE.

THE ACCOMPANYING DISCUSSION AND ANALYSIS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION OF ANY TRANSACTION IN ANY SECURITIES. ANY SECURITIES MENTIONED HEREIN MAY NOT BE SUITABLE FOR ALL INVESTORS. DISCUSSIONS RELATING TO PORTFOLIO INVESTMENTS REPRESENT THE OPINIONS OF PORTFOLIO MANAGERS AND ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE FUND'S HOLDINGS AND PERFORMANCE ARE AS OF MAY 31, 2004, AND THE PORTFOLIO MANAGERS' VIEWS ARE AS OF JULY 7, 2004, AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. THE INVESTMENT ADVISOR OF THE FAIRHOLME FUND IS FAIRHOLME CAPITAL MANAGEMENT, L.L.C., 51 JFK PARKWAY, SHORT HILLS, NJ 07078, 1-973-379-6557.

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of July 30, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a) Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.
-------------------------------------------------------------------
By (Signature and Title)

* /s/ Bruce R. Berkowitz
-------------------------
Bruce R. Berkowitz
President

                              Date: July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Bruce R. Berkowitz
------------------------
Bruce R. Berkowitz
President

                              Date: July 30, 2004

By (Signature and Title)

* /s/ Keith D. Trauner
----------------------
Keith D. Trauner
Secretary/Treasurer

Date:

* Print the name and title of each signing officer under his or her signature.